CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Income Statement [Abstract]
Net loss	¥ (36,660)	$ (5,618)	¥ (519,634)	¥ (833,409)
Other comprehensive income (loss), net of tax of nil:
Change in cumulative foreign currency translation adjustments	(24,996)	(3,831)	493	52,496
Total comprehensive loss	(61,656)	(9,449)	(519,141)	(780,913)
Less: Comprehensive income (loss) attributable to non-controlling interest	(4,454)	(683)	(1,101)	2
Total comprehensive loss attributable to Puxin Limited	¥ (57,202)	$ (8,766)	¥ (518,040)	¥ (780,915)